Share-based payment arrangements (Details - Textuals) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Expense from share-based payment transactions with employees		$ 4,971	$ 5,565	$ 5,665
Expected life (weighted-average)		2 years 3 months 18 days	3 years
Weighted average share price		$ 6.28	$ 6.29
Share Price At Grant Date		5.85	5.49
Bottom of range
Share-based compensation
Exercise price (weighted average)		1.83	1.83
Top of range
Share-based compensation
Exercise price (weighted average)		$ 6.08	$ 3.95
Incentive stock options (ISO)
Share-based compensation
Expected life (weighted-average)		3 years 3 months 18 days	4 years
Incentive stock options (ISO) | Bottom of range
Share-based compensation
Exercise price (weighted average)		$ 3.95	$ 3.95
Incentive stock options (ISO) | Top of range
Share-based compensation
Exercise price (weighted average)		$ 6.3	$ 6.3
Incentive stock options (ISO) | Class A common shares
Share-based compensation
Percentage of fair market value of common share with respect to a 10% shareholder	110.00%
Percentage of shareholder for fair market value of common share	10.00%
Term of share-based payment arrangement	10 years
Term of share-based payment arrangement with respect to a 10% shareholder	5 years
Percentage of shareholder for vesting period	10.00%
Incentive stock options (ISO) | Class A common shares | Top of range
Share-based compensation
Percentage of fair market value of common share	100.00%
Matching shares
Share-based compensation
Percentage of total number of options granted				50.00%
Cash-settled share-based payment arrangement | Stock options plan (SOP)
Share-based compensation
Liabilities from share-based payment transactions		$ 208	$ 341
Cash-settled share-based payment arrangement | Restricted stock units (RSU)
Share-based compensation
Liabilities from share-based payment transactions		$ 35	$ 41